Employee benefits (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Payment relating to the PPP provisioned	$ 562
Payment relating to the PRD provisioned	415	$ 553
Profit sharing relating to the PLR provisioned	134
Payment relating to the PLR provisioned	$ 591	132
Description of installments	As of December 31, 2023, from the balance of US$ 143, US$ 26 refers to the second installment of 494 retired employees and US$ 117 refers to 1,046 employees enrolled in voluntary severance programs with expected termination by September 2025.
Actuarial liabilities	$ 165	168
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Portfolio and other management fee income	26	2
Debentures [Member]
IfrsStatementLineItems [Line Items]
Portfolio and other management fee income	$ 1	1
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Adjustment to profit sharing distribution	5.00%
Percentage of net income distributed to shareholders	6.25%
Percentage of dividend distributed to shareholders	25.00%
P P 1 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 927	2,130
PP-2 [member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	232	197
Expected defined benefit portion	524
Expected defined contribution portion	238
PP-3 [member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 2	$ 2